UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09445

Marketocracy Funds
 (Exact name of registrant as specified in charter)

P.O. Box 23791, San Jose, CA 95153
 (Address of principal executive offices) (Zip code)

Kendrick W. Kam
P.O. Box 23791, San Jose, CA 95153
 (Name and address of agent for service)

1-888-884-8482
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

Marketocracy Masters 100 Fund
Portfolio of Investments
March 31, 2017 (Unaudited)

		Shares	Market Value
Common Stocks - 68.6%			$2,721,981
(Cost $2,719,457)

ADVERTISING AGENCIES - 0.9%			36,588
GRPN	GROUPON, INC. (a)	5,600	22,008
SALE	RETAILMENOT, INC. (a)	1,800	14,580

AIRCRAFT ENGINE AND ENGINE PARTS MANUFACTURING - 0.6%			22,730
ESLT	ELBIT SYSTEMS LTD.	200	22,730

ALL OTHER INFORMATION SERVICES - 2.5%			100,578
BABA	ALIBABA GROUP HOLDING LTD. - ADR (a)	600	64,698
TWTR	TWITTER, INC. (a)	2,400	35,880

AUTOMOBILE MANUFACTURING - 1.6%			61,652
F	FORD MOTOR CO.	1,000	11,640
GM	GENERAL MOTORS CO.	800	28,288
TM	TOYOTA MOTOR CORP. - ADR	200	21,724

BIOLOGICAL PRODUCT (EXCEPT DIAGNOSTIC) MANUFACTURING - 7.9%			311,855
GILD	GILEAD SCIENCES, INC.	1,000	67,920
HALO	HALOZYME THERAPEUTICS, INC. (a)	9,400	121,824
IDRA	IDERA PHARMACEUTICALS, INC. (a)	3,000	7,410
INSY	INSYS THERAPEUTICS, INC. (a)	5,400	56,754
KITE	KITE PHARMA, INC. (a)	200	15,698
MNTA	MOMENTA PHARMACEUTICALS, INC. (a)	2,400	32,040
PSTI	PLURISTEM THERAPEUTICS, INC. (a)	8,300	10,209

BUSINESS TO BUSINESS ELECTRONIC MARKETS - 0.7%			26,048
HBP	HUTTIG BUILDING PRODUCTS, INC. (a)	3,200	26,048

CABLE AND OTHER SUBSCRIPTION PROGRAMMING - 0.9%			34,017
DIS	WALT DISNEY CO. (THE)	300	34,017

COMMERCIAL BANKING - 0.8%			33,026
BAC	BANK OF AMERICA CORP.	1,400	33,026

COSMETICS, BEAUTY SUPPLIES, AND PERFUME STORES - 1.4%			57,046
ULTA	ULTA BEAUTY, INC. (a)	200	57,046

ELECTRICAL CONTRACTORS - 0.4%			14,480
IESC	IES HOLDINGS, INC. (a)	800	14,480

ELECTRONIC COMPUTER MANUFACTURING - 1.1%			43,098
AAPL	APPLE, INC.	300	43,098

ELECTRONIC SHOPPING - 0.6%			22,360
OSTK	OVERSTOCK.COM, INC. (a)	1,300	22,360

ENGINEERING SERVICES - 0.4%			17,760
ENG	ENGLOBAL CORP. (a)	9,600	17,760

FINANCIAL TRANSACTIONS PROCESSING, RESERVE, AND CLEARINGHOUSE ACTIVITIES - 0.1%			5,304
TACO	DEL TACO RESTAURANTS, INC. (a)	400	5,304

FOSSIL FUEL ELECTRIC POWER GENERATION - 0.1%			5,072
TVIA	TERRAVIA HOLDINGS, INC. (a)	7,000	5,072

FULL-SERVICE RESTAURANTS - 0.3%			11,678
SBUX	STARBUCKS CORP.	200	11,678

GOLD ORE MINING - 1.1%			42,752
FCX	FREEPORT-MCMORAN, INC. (a)	3,200	42,752

HEATING EQUIPMENT (EXCEPT WARM AIR FURNACES) MANUFACTURING - 0.6%			24,600
CUO	CONTINENTAL MATERIALS CORP. (a)	1,000	24,600

INDEPENDENT ARTISTS, WRITERS, AND PERFORMERS - 0.5%			17,904
EA	ELECTRONIC ARTS, INC. (a)	200	17,904

INTERNET PUBLISHING AND BROADCASTING AND WEB SEARCH PORTALS - 3.4%			132,940
FB	FACEBOOK, INC. - CLASS A (a)	800	113,640
TZOO	TRAVELZOO, INC. (a)	2,000	19,300

IN-VITRO DIAGNOSTIC SUBSTANCE MANUFACTURING - 0.8%			30,922
IDXX	IDEXX LABORATORIES, INC. (a)	200	30,922

LOCAL MESSENGERS AND LOCAL DELIVERY - 0.5%			21,460
UPS	UNITED PARCEL SERVICE, INC. - CLASS B	200	21,460

MEN’S AND BOYS’ CUT AND SEW APPAREL MANUFACTURING - 0.1%			4,296
PERY	PERRY ELLIS INTERNATIONAL, INC. (a)	200	4,296

MORTGAGE AND NONMORTGAGE LOAN BROKERS - 0.4%			15,372
LC	LENDINGCLUB CORP. (a)	2,800	15,372

NEW HOUSING FOR-SALE BUILDERS - 0.0%			300
MDC	MDC HOLDINGS, INC.	10	300

OTHER COMMERCIAL AND INDUSTRIAL MACHINERY AND EQUIPMENT RENTAL AND LEASING - 1.3%			50,020
URI	UNITED RENTALS, INC. (a)	400	50,020

OTHER MOTION PICTURE AND VIDEO INDUSTRIES - 0.7%			29,562
NFLX	NETFLIX, INC. (a)	200	29,562

PHARMACEUTICAL PREPARATION MANUFACTURING - 16.5%			653,125
AGN	ALLERGAN PLC	200	47,784
ARLZ	ARALEZ PHARMACEUTICALS, INC. (a)	800	1,712
BMRN	BIOMARIN PHARMACEUTICAL, INC. (a)	400	35,112
CELG	CELGENE CORP. (a)	300	37,329
CEMP	CEMPRA, INC. (a)	6,800	25,500
FLXN	FLEXION THERAPEUTICS, INC. (a)	3,200	86,112
GLMD	GALMED PHARMACEUTICALS LTD. (a)	2,600	12,610
GWPH	GW PHARMACEUTICALS PLC - ADR (a)	400	48,376
ILMN	ILLUMINA, INC. (a)	200	34,128
INCY	INCYTE CORP. (a)	200	26,734
ICPT	INTERCEPT PHARMACEUTICALS, INC. (a)	400	45,240
LCI	LANNETT CO., INC. (a)	1,000	22,350
LGND	LIGAND PHARMACEUTICALS, INC. (a)	400	42,336
MNK	MALLINCKRODT PLC (a)	138	6,150
MNKD	MANNKIND CORP. (a)	11,200	16,576
NKTR	NEKTAR THERAPEUTICS (a)	3,800	89,186
NVGN	NOVOGEN LTD. - ADR (a)	800	1,104
PTLA	PORTOLA PHARMACEUTICALS, INC. (a)	600	23,514
RDHL	REDHILL BIOPHARMA LTD. - ADR (a)	1,400	13,426
SHPG	SHIRE PLC - ADR	200	34,846
TCON	TRACON PHARMACEUTICALS, INC. (a)	800	3,000

PUMP AND PUMPING EQUIPMENT MANUFACTURING - 0.6%			24,612
ITT	ITT, INC.	600	24,612

RADIO AND TELEVISION BROADCASTING AND WIRELESS COMMUNICATIONS EQUIPMENT MANUFACTURING - 1.6%			62,496
S	SPRINT CORP. (a)	7,200	62,496

RADIO STATIONS - 0.3%			11,440
ETM	ENTERCOM COMMUNICATIONS CORP. - CLASS A	800	11,440

RESEARCH AND DEVELOPMENT IN BIOTECHNOLOGY - 0.5%			18,370
LMNX	LUMINEX CORP.	1,000	18,370

RESEARCH AND DEVELOPMENT IN THE PHYSICAL, ENGINEERING, AND LIFE SCIENCES - 5.2%			207,718
BLUE	BLUEBIRD BIO, INC. (a)	800	72,720
CARA	CARA THERAPEUTICS, INC. (a)	1,200	22,068
CLLS	CELLECTIS SA - ADR (a)	1,800	43,200
TRVN	TREVENA, INC. (a)	19,000	69,730

SEMICONDUCTOR AND RELATED DEVICE MANUFACTURING - 8.9%			354,486
AMD	ADVANCED MICRO DEVICES, INC. (a)	4,800	69,840
AMAT	APPLIED MATERIALS, INC.	1,200	46,680
AVGO	BROADCOM LTD.	200	43,792
CRUS	CIRRUS LOGIC, INC. (a)	400	24,276
FSLR	FIRST SOLAR, INC. (a)	200	5,420
IXYS	IXYS CORP.	1,900	27,645
NVDA	NVIDIA CORP.	800	87,144
NXPI	NXP SEMICONDUCTORS NV (a)	200	20,700
QRVO	QORVO, INC. (a)	137	9,393
SWKS	SKYWORKS SOLUTIONS, INC.	200	19,596

SOAP AND OTHER DETERGENT MANUFACTURING - 0.5%			21,868
TLGT	TELIGENT, INC. (a)	2,800	21,868

SOFTWARE PUBLISHERS - 2.1%			82,410
IAC	IAC/INTERACTIVECORP (a)	200	14,744
SQ	SQUARE, INC. - CLASS A (a)	2,400	41,472
TCX	TUCOWS, INC. - CLASS A (a)	400	20,420
TWLO	TWILIO, INC. - CLASS A (a)	200	5,774

SPORTING AND RECREATIONAL GOODS AND SUPPLIES MERCHANT WHOLESALERS - 0.1%			3,552
FIT	FITBIT, INC. - CLASS A (a)	600	3,552

SUPPORT ACTIVITIES FOR METAL MINING - 0.1%			4,926
CLF	CLIFFS NATURAL RESOURCES, INC. (a)	600	4,926

SUPPORT ACTIVITIES FOR OIL AND GAS OPERATIONS - 0.2%			9,864
WG	WILLBROS GROUP, INC. (a)	3,600	9,864

WINERIES - 0.8%			32,414
STZ	CONSTELLATION BRANDS, INC. - CLASS A	200	32,414

WIRED TELECOMMUNICATIONS CARRIERS - 1.0%			40,072
CBB	CINCINNATI BELL, INC. (a)	800	14,160
GTT	GTT COMMUNICATIONS, INC. (a)	800	19,480
PHI	PLDT, INC. - ADR	200	6,432

WIRELESS TELECOM CARRIERS (EXCEPT SATELLITE) - 0.5%			21,208
TDS	TELEPHONE & DATA SYSTEMS, INC.	800	21,208

Investment Companies - 6.4%			255,912
(Cost $255,173)

OTHER FINANCIAL VEHICLES - 6.4%			255,912
HDGE	ADVISORSHARES RANGER EQUITY BEAR ETF (a)	1,400	12,320
MIE	COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.	10	112
KMF	KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.	1,000	16,480
DBA	POWERSHARES DB AGRICULTURE FUND (a)	600	11,868
DBC	POWERSHARES DB COMMODITY INDEX TRACKING FUND (a)	800	12,168
UUP	POWERSHARES DB US DOLLAR INDEX BULLISH FUND (a)	1,600	41,520
EUO	PROSHARES ULTRASHORT EURO (a)	1,800	47,502
SDS	PROSHARES ULTRASHORT S&P500 (a)	1,000	13,450
XBI	SPDR S&P BIOTECH ETF	600	41,604
PHYS	SPROTT PHYSICAL GOLD TRUST (a)	3,000	30,660
HQL	TEKLA LIFE SCIENCES INVESTORS	800	15,512
PLND	VANECK VECTORS POLAND ETF	800	12,716

Money Market Funds - 22.4%			887,307
(Cost $887,307)
FIGXX	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO - CLASS I, 0.59% (b)	887,307	887,307

TOTAL INVESTMENT SECURITIES - 97.4%			3,865,200
(Cost $3,861,937)

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%			101,525

NET ASSETS - 100.0%			$3,966,725

ADR - American Depository Receipt
(a) Non-income producing security.
(b) Seven day yield as of March 31, 2017.

The cost basis of investments for federal income tax purposes at March 31, 2017, was as follows*:

Cost of investments			$3,861,937
Gross unrealized appreciation			$286,057
Gross unrealized depreciation			(282,794)
Net unrealized appreciation			$3,263

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the
Fund's most recent annual report.

The Marketocracy Masters 100 Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value  and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

• Level 1	—	Quoted prices in active markets for identical securities.

• Level 2	—
Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices).

• Level 3	—	Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,721,981	$-	$-	$2,721,981
Investment Companies(a)	255,912	-	-	255,912
Cash Equivalents	887,307	-	-	887,307
Total Investments in Securities	$3,865,200	$-	$-	$3,865,200

(a) See Portfolio of Investments for industry detail.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marketocracy Funds

By  /s/ Kendrick W. Kam
Kendrick W. Kam, President & Treasurer

Date   May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Kendrick W. Kam
Kendrick W. Kam, President & Treasurer

Date  May 26, 2017